Taxation - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥ 234,075		¥ 241,248
Impairment of long-term investment	706		1,445
Deductible advertising fees	225		225
Net operating loss carry forwards	62,347		44,371
Guarantee liabilities	57,383		58,555
Deferred revenue from Upfront assessment fee under 606			227
Accrued expenses	12,129		3,379
Subtotal	366,865		349,450
Less: valuation allowance	(365,888)		(347,240)
Total deferred tax assets, net	977	¥ 5,876	2,210
Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,470)		(2,911)
Net deferred tax liabilities	(2,470)		(2,911)
Net deferred tax liabilities	(1,493)		(701)
Australia
Deferred tax assets:
Allowance for doubtful accounts and credit losses	1,175
Net operating loss carry forwards	8		2,525
Subtotal			2,525
Less: valuation allowance	¥ (1,183)
Total deferred tax assets, net			2,525
Deferred tax liabilities:
Intangible assets acquired in a business combination			(1,472)
Net deferred tax liabilities			(1,472)
Net deferred tax liabilities			¥ 1,053